Condensed Financial Information of Parent Company - Condensed Balance Sheet (Details) (USD $)	Apr. 21, 2014	Dec. 30, 2013	Apr. 22, 2013	Dec. 31, 2012	Dec. 26, 2011	Dec. 27, 2010
Assets
Total assets	$ 169,566,632	$ 119,936,635		$ 90,716,229
Stockholders' equity:
Common Stock, Value, Issued	192,697	125,614		125,614
Additional paid-in capital	142,164,503	45,073,893		45,000,458
Accumulated deficit	(21,609,133)	(11,621,001)		(7,905,905)
Total stockholders' equity	120,748,067	33,578,506	35,860,029	37,220,167	37,347,373	37,184,336
Parent Company
Assets
Investments in Zoe's Kitchen USA, LLC and its subsidiaries, and Soho Franchising, LLC		33,578,506		37,220,167
Total assets		33,578,506		37,220,167
Stockholders' equity:
Common Stock, Value, Issued		125,614		125,614
Additional paid-in capital		45,073,893		45,000,458
Accumulated deficit		(11,621,001)		(7,905,905)
Total stockholders' equity		$ 33,578,506		$ 37,220,167